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                                 THE ALGER FUNDS

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      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

                                      PROSPECTUS


                                   MARCH 1, 2007


      ALGER LARGECAP GROWTH FUND
      ALGER MIDCAP GROWTH FUND
      ALGER SMALLCAP GROWTH FUND
      ALGER CAPITAL APPRECIATION FUND
      ALGER SMALLCAP AND MIDCAP GROWTH FUND
      ALGER HEALTH SCIENCES FUND
      ALGER CORE FIXED-INCOME FUND
      ALGER BALANCED FUND
      ALGER MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in The Alger Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                    [ALGER LOGO]

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TABLE OF CONTENTS
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   3 RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
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         3   INVESTMENTS
                Alger LargeCap Growth Fund                                    4
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                Alger MidCap Growth Fund                                      4
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                Alger SmallCap Growth Fund                                    4
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                Alger Capital Appreciation Fund                               4
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                Alger SmallCap and MidCap Growth Fund                         5
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                Alger Health Sciences Fund                                    5
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                Alger Core Fixed-Income Fund                                  6
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                Alger Balanced Fund                                           6
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                Alger Money Market Fund                                       6
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         7   RISKS
                Alger LargeCap Growth Fund                                    7
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                Alger MidCap Growth Fund                                      8
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                Alger SmallCap Growth Fund                                    8
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                Alger Capital Appreciation Fund                               8
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                Alger SmallCap and MidCap Growth Fund                         9
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                Alger Health Sciences Fund                                    9
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                Alger Core Fixed-Income Fund                                 10
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                Alger Balanced Fund                                          10
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                Alger Money Market Fund                                      10
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        11   PERFORMANCE
                Alger LargeCap Growth Fund                                   13
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                Alger MidCap Growth Fund                                     13
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                Alger SmallCap Growth Fund                                   14
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                Alger Capital Appreciation Fund                              14
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                Alger SmallCap and MidCap Growth Fund                        15
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                Alger Health Sciences Fund                                   15
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                Alger Balanced Fund                                          16
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                Alger Money Market Fund                                      16
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  17 FEES AND EXPENSES
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  20 HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
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  24 ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
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  26 MANAGEMENT AND ORGANIZATION
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  30 SHAREHOLDER INFORMATION
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                Distributor                                                  30
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                Transfer Agent                                               30
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                Net Asset Value                                              30
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                Purchasing and Redeeming Fund Shares                         31
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                Dividends and Distributions                                  31
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                Classes of Fund Shares                                       32
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  38 INVESTMENT INSTRUCTIONS
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                To Open an Account                                           38
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                To Make Additional Investments in an Existing Account        39
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                To Exchange Shares of the Funds                              39
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                To Redeem Shares of the Funds                                40
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  41 MARKET TIMING POLICIES AND PROCEDURES
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  42 DISCLOSURE OF PORTFOLIO HOLDINGS
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  43 OTHER INFORMATION
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  45 FINANCIAL HIGHLIGHTS
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  BACK COVER:   For Fund Information
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Fred Alger & Company, Incorporated Privacy Policy (not part of this prospectus)

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               INVESTMENT
FUND           OBJECTIVE       PRINCIPAL STRATEGIES                         PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------
Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
LargeCap       capital             in equity securities of large-cap U.S.
Growth Fund    appreciation        companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive
                                   life cycle change

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
MidCap         capital             in equity securities of mid-cap U.S.
Growth Fund    appreciation*       companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Unseasoned issuer risk
                                   life cycle change
                                                                            o   Liquidity risk

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
SmallCap       capital             in equity securities of small-cap U.S.
Growth Fund    appreciation*       companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Unseasoned issuer risk
                                   life cycle change
                                                                            o   Liquidity risk

Alger          Long-term       o   Invests at least 85% of its net assets   o   Market risk
Capital        capital             plus any borrowings for investment
Appreciation   appreciation*       purposes in equity securities of U.S.    o   Growth stock risk
Fund                               companies of any market
                                   capitalization                           o   Manager risk
                                   demonstrating growth potential
                                                                            o   Unseasoned issuer risk
                               o   Invests primarily in growth stocks
                                   of companies characterized by high       o   Liquidity risk
                                   unit volume growth or positive
                                   life cycle change                        o   Leverage risk

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
SmallCap       capital             plus any borrowings for investment
and MidCap     appreciation*       purposes in equity securities of         o   Growth stock risk
Growth Fund                        small-cap and mid-cap U.S.
                                   companies                                o   Manager risk

                               o   Invests primarily in growth stocks       o   Unseasoned issuer risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Liquidity risk
                                   life cycle change
                                                                            o   Leverage risk

* The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

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               INVESTMENT
FUND           OBJECTIVE       PRINCIPAL STRATEGIES                         PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------
Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
Health         capital             plus any borrowings for investment
Sciences       appreciation*       purposes in equity securities of U.S.    o   Growth stock risk
Fund                               companies of any market
                                   capitalization                           o   Manager risk
                                   in the health sciences sector
                                                                            o   Unseasoned issuer risk
                               o   Invests primarily in growth stocks
                                   of companies characterized by high       o   Liquidity risk
                                   unit volume growth or positive
                                   life cycle change                        o   Leverage risk

                                                                            o   Concentration and
                                                                                sector risk

Alger Core     As high a       o   Invests at least 80% of its net assets   o   Interest rate risk
Fixed-Income   level of            in bonds and other fixed-income
Fund           current             securities                               o   Volatility risk
               income as is
               consistent      o   Seeks to maintain a weighted-average     o   Credit risk
               with the pre-       portfolio maturity of 10 years or less
               servation of                                                 o   Prepayment risk
               capital*        o   May invest in derivative instruments
                                                                            o   Derivative security risk
                               o   Most investments will be in the four
                                   highest rating categories                o   Liquidity risk

                               o   May invest up to 10% of its net assets
                                   in lower-rated securities rated "B"

Alger          Current         o   Invests in stocks of companies           o   Market risk
Balanced       income and          demonstrating growth potential and
Fund           long-term           fixed-income securities, with an         o   Growth stock risk
               capital             emphasis on income-producing
               appreciation*       securities with potential for capital    o   Manager risk
                                   appreciation
                                                                            o   Interest rate risk
                               o   Invests at least 25% of its net assets
                                   in bonds and other fixed-income          o   Volatility risk
                                   securities
                                                                            o   Credit risk
                               o   Invests at least 25% of its net assets
                                   in equity securities                     o   Prepayment risk

                               o   Most investments will be in the four     o   Derivative security risk
                                   highest rating categories
                                                                            o   Liquidity risk
                               o   May invest up to 10% of its net assets
                                   in lower-rated securities rated "B"

Alger          High current    o   Invests in money market securities       o   Not insured or
Money          income              within the two highest rating                guaranteed
Market         consistent          categories
Fund           with preserv-                                                o   Inflation risk
               ing principal   o   Investments include U.S. Government
               and liquidity*      securities, commercial paper,            o   Risk of lower yield due
                                   certificates of deposit, time deposits,      to investment in U.S.
                                   bankers' acceptances and corporate           Government securities
                                   bonds having less than 397 days
                                   remaining until maturity

* The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

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RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE
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INVESTMENTS: THE ALGER FUNDS
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The investment objective and primary approach of each Fund is discussed individually below. Each Fund other than Alger Balanced Fund and Alger Money Market Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds (other than Alger Money Market Fund, Alger Core Fixed-Income Fund and the fixed-income portion of Alger Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:


o     HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.


o     POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

A company's market capitalization will generally dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

All of the Funds (other than Alger Money Market Fund) may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. Other than Alger Large Cap Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

ALGER LARGECAP GROWTH FUND ("LARGECAP GROWTH FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2006, the market capitalization of the companies in this index ranged from $1.2 billion to $463.6 billion.

ALGER MIDCAP GROWTH FUND ("MIDCAP GROWTH FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $500 million to $10.6 billion.

ALGER SMALLCAP GROWTH FUND ("SMALLCAP GROWTH FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $70 million to $3.7 billion.

ALGER CAPITAL APPRECIATION FUND ("CAPITAL APPRECIATION FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


PRINCIPAL STRATEGY: Under normal market circumstances, the Fund invests at least 85% of its net assets plus any borrowings for investment purposes in the equity securities of companies of any market-capitalization that the Manager believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER SMALLCAP AND MIDCAP GROWTH FUND ("SMALLCAP AND MIDCAP GROWTH FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $68 million to $21.4 billion.


The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER HEALTH SCIENCES FUND ("HEALTH SCIENCES FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

o hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

o companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

o producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER CORE FIXED-INCOME FUND ("CORE FIXED-INCOME FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities. These instruments will include corporate bonds, debentures and notes, U.S. Government securities, securities of foreign governments and supranational organizations, mortgage-backed securities and asset-backed securities. The Fund may also invest in derivative instruments relative to such fixed-income securities. Such instruments may include options, futures, options on futures, and swaps, with respect to individual securities or indexes. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). The Fund seeks to maintain a weighted-average portfolio maturity of 10 years or less.

ALGER BALANCED FUND ("BALANCED FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL
APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the NRSROs (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

ALGER MONEY MARKET FUND ("MONEY MARKET FUND")
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INVESTMENT OBJECTIVE: THE FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH
PRESERVING PRINCIPAL AND LIQUIDITY.


PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

RISKS
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RISKS APPLICABLE TO ALL EQUITY FUNDS AND THE EQUITY PORTION OF BALANCED FUND

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.


Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment styles and objectives, an investment in such Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Trading in growth stocks may be relatively short-term, meaning a Fund may buy a security and sell it a short time later if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

If the Manager incorrectly predicts the price movement of a security or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.


RISKS APPLICABLE TO LARGECAP GROWTH FUND:
--------------------------------------------------------------------------------

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."


This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.

ADDITIONAL RISKS APPLICABLE TO MIDCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO SMALLCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO CAPITAL APPRECIATION FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," thefollowing risks apply:


o investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.

ADDITIONAL RISKS APPLICABLE TO SMALLCAP AND
MIDCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.


o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO HEALTH SCIENCES FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," thefollowing risks apply:

o investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

o since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.


This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios concentrating in a single sector.

RISKS APPLICABLE TO CORE FIXED-INCOME FUND:
--------------------------------------------------------------------------------


Risks of investing in the Fund are:

o fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

o lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

o the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

o mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

o the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

o the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

o the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

o the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

o the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

This Fund may appeal to investors who seek higher current income than that available from investments in money-market securities but who also seek preservation of capital while realizing that the Fund's investment approach carries the risks summarized above.


RISKS APPLICABLE TO BALANCED FUND:
--------------------------------------------------------------------------------

The primary risks arising from the fixed-income portion of the Fund are those summarized above under "Risks Applicable to Core Fixed-Income Fund."


The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.


RISKS APPLICABLE TO MONEY MARKET FUND:
--------------------------------------------------------------------------------


o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

      Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

o     an investment in the Fund may not keep pace with inflation.

o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

This Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.


PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds (other than Core Fixed-Income Fund, which had not completed a full year of operations at December 31, 2006) by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds except Money Market Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds other than Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class B Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.


Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

o Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


o Lehman Brothers Intermediate U.S. Government/Credit Bond Index: An index designed to track performance of bonds issued by U.S. Treasury, government agency and corporate issuers with a maturity of 1-10 years.

--------------------------------------------------------------------------------
LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

  1997    1998   1999    2000    2001    2002    2003    2004    2005    2006
 ----------------------------------------------------------------------------
 23.10   44.07  32.61  -15.74  -12.85  -33.37   33.74    4.79   10.68    4.23

BEST QUARTER:
------------------
Q4 1998     24.98%

WORST QUARTER:
------------------
Q3 2002    -20.50%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            -0.60%    1.14%      6.63%        6.63%
Russell 1000 Growth Index               9.09%    2.69%      5.45%        5.44%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)
Return Before Taxes*                   -0.77%    1.12%      6.55%       11.08%
Return After Taxes on Distributions*   -0.77%    1.12%      5.07%        9.40%
Return After Taxes on Distributions
   and Sale of Fund Shares*            -0.50%    0.96%      5.01%        9.08%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       10.18%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             3.14%    1.48%        --         4.09%
Russell 1000 Growth Index               9.09%    2.69%        --         2.88%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

    1997   1998   1999    2000    2001    2002   2003    2004   2005   2006
   ------------------------------------------------------------------------
   15.13  31.09  34.34   11.97   -7.58  -31.01  44.55   11.92   8.48   8.89

BEST QUARTER:
------------------
Q4 1998     27.31%

WORST QUARTER:
------------------
Q3 2002    -19.04%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*             3.96%    5.37%     10.96%       10.96%
Russell Midcap Growth Index            10.65%    8.22%      8.62%        8.61%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)
Return Before Taxes*                    4.05%    5.36%      8.51%       14.24%
Return After Taxes on Distributions*    1.03%    4.07%      8.09%       11.58%
Return After Taxes on Distributions
   and Sale of Fund Shares*             3.89%    4.03%      7.91%       11.18%
Russell Midcap Growth Index            10.65%    8.22%      8.62%       10.53%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             7.77%    5.70%        --         9.36%
Russell Midcap Growth Index            10.65%    8.22%        --         6.97%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

 1997   1998    1999    2000    2001      2002    2003    2004    2005    2006
 -----------------------------------------------------------------------------
 9.17   9.91   32.14  -29.50   -31.74   -27.96   41.79   15.00   15.33   18.06


BEST QUARTER:
------------------
Q4 1999     26.31%


WORST QUARTER:
------------------
Q1 2001    -27.52%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            12.76%    9.43%      2.19%        2.19%
Russell 2000 Growth Index              13.35%    6.93%      4.88%        4.88%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)
Return Before Taxes*                   13.06%    9.57%      2.17%       10.06%
Return After Taxes on Distributions*   13.06%    9.57%      0.62%        8.00%
Return After Taxes on Distributions
   and Sale of Fund Shares*             8.49%    8.34%      1.21%        7.97%
Russell 2000 Growth Index              13.35%    6.93%      4.88%        7.58%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*            17.06%    9.85%        --         0.85%
Russell 2000 Growth Index              13.35%    6.93%        --         4.07%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

    1997    1998    1999    2000    2001    2002   2003   2004    2005   2006
   --------------------------------------------------------------------------
   20.20   37.38   72.89  -28.26  -18.65  -35.83  34.29   6.82   14.02  17.89


BEST QUARTER:
------------------
Q4 1999     40.33%


WORST QUARTER:
------------------
Q4 2000    -23.69%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            12.52%    4.03%      7.73%        7.73%
Russell 3000 Growth Index               9.46%    3.01%      5.34%        5.33%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/1/93)
Return Before Taxes*                   12.89%    4.01%      7.66%       12.64%
Return After Taxes on Distributions*   12.89%    4.01%      6.61%       11.50%
Return After Taxes on Distributions
   and Sale of Fund Shares*             8.38%    3.45%      6.21%       10.80%
Russell 3000 Growth Index               9.46%    3.01%      5.34%        8.38%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*            16.90%    4.38%        --         5.18%
Russell 3000 Growth Index               9.46%    3.01%        --         2.93%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
SMALLCAP AND MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          2003      2004      2005     2006
                         ----------------------------------
                         36.06     14.65     18.28    17.04


BEST QUARTER:
------------------
Q2 2003     17.84%


WORST QUARTER:
------------------
Q3 2004     -6.44%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (5/8/02)
--------------------------------------------------------------------------------
CLASS A*                                                     11.67%     10.29%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------
CLASS B
Return Before Taxes*                                         12.05%     10.50%
Return After Taxes on Distributions*                         11.19%      9.76%
Return After Taxes on Distributions
   and Sale of Fund Shares*                                   8.97%      8.95%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------
CLASS C*                                                     16.04%     10.82%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES


--------------------------------------------------------------------------------
HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          2003     2004     2005    2006
                         -------------------------------
                         40.31    17.28    17.39    8.40

BEST QUARTER:
------------------
Q2 2003     16.67%


WORST QUARTER:
------------------
Q2 2006     -6.05%

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (5/1/02)
--------------------------------------------------------------------------------
CLASS A*                                                      3.53%     14.40%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------
CLASS B
Return Before Taxes*                                          3.40%     14.63%
Return After Taxes on Distributions*                          2.42%     13.75%
Return After Taxes on Distributions
   and Sale of Fund Shares*                                   3.12%     12.40%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------
CLASS C*                                                      7.40%     14.89%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------


                                   [BAR CHART]

   1997    1998    1999    2000    2001     2002    2003    2004    2005  2006
  ----------------------------------------------------------------------------
  18.97   32.49   25.58   -5.03   -3.40   -17.59   21.47    3.78    7.25  3.61

BEST QUARTER:
------------------
Q4 1998     17.54%

WORST QUARTER:
------------------
Q3 2002     -9.05%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            -1.11%    2.57%      7.91%       7.91%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       5.44%
Lehman Gov't/Credit Bond Index          3.78%    5.17%      6.26%       6.26%
-------------------------------------------------------------------------------
CLASS B (INCEPTION 6/1/92)
Return Before Taxes*                   -1.39%    2.56%      8.03%       8.40%
Return After Taxes on Distributions*   -1.59%    2.39%      6.65%       7.21%
Return After Taxes on Distributions
   and Sale of Fund Shares*            -0.90%    2.08%      6.15%       6.70%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       8.53%
Lehman Gov't/Credit Bond Index          3.78%    5.17%      6.26%       6.68%
-------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             2.58%    2.91%        --        6.04%
Russell 1000 Growth Index               9.09%    2.69%        --        2.88%
Lehman Gov't/Credit Bond Index          3.78%    5.17%        --        6.01%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------


                    ANNUAL TOTAL RETURN as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
  ----------------------------------------------------------------------------
  4.92    4.78    4.42    5.57    3.13    0.85    0.26    0.55    2.21    4.05


BEST QUARTER:
-----------------
Q4 2000     1.47%

WORST QUARTER:
-----------------
Q1 2004     0.04%

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                       1 YEAR   5 YEARS   10 YEARS    (11/11/86)
--------------------------------------------------------------------------------
Money Market Fund                        4.05%     1.58%      3.06%      4.71%
--------------------------------------------------------------------------------

Seven-day yield for the period ended December 31, 2006: 4.11%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------


Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds. The numbers below are based on each Fund's expenses during its fiscal year ended October 31, 2006.


----------------------------------------------------------------------------------------------------------------------------------
            SHAREHOLDER FEES                                   ANNUAL FUND OPERATING EXPENSES
           (FEES PAID DIRECTLY FROM YOUR                       (EXPENSES THAT ARE DEDUCTED FROM
            INVESTMENT)                                        FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
                                 Maximum deferred
                                 sales charge
                   Maximum sales (load) as a % of
                   charge (load) purchase price
                   on purchases  or redemption    Redemption           Distribution                         Fee Waiver
                   as a % of     proceeds,        Fee* as a            and/or                Total Annual   and/or
                   offering      whichever        % of amount Advisory Service      Other    Fund Operating Expense       Net
            CLASS  price         is lower         redeemed    Fees**   (12b-1) Fees Expenses Expenses       Reimbursement Expenses
----------------------------------------------------------------------------------------------------------------------------------
LARGECAP      A       5.25%            None          2.00%      .71%      .25%        0.25%       1.21%        N/A           N/A
GROWTH        B        None           5.00%          2.00%      .71%     1.00%        0.25%       1.96%        N/A           N/A
FUND          C        None           1.00%          2.00%      .71%     1.00%        0.25%       1.96%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
MIDCAP        A       5.25%            None          2.00%      .76%      .25%        0.22%       1.23%        N/A           N/A
GROWTH FUND   B        None           5.00%          2.00%      .76%     1.00%        0.22%       1.98%        N/A           N/A
              C        None           1.00%          2.00%      .76%     1.00%        0.22%       1.98%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
SMALLCAP      A       5.25%            None          2.00%      .81%      .25%        0.31%       1.37%        N/A           N/A
GROWTH FUND   B        None           5.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
              C        None           1.00%          2.00%      .81%     1.00%        0.31%       2.12%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL       A       5.25%            None          2.00%      .81%      .25%        0.33%       1.39%        N/A           N/A
APPRECIATION  B        None           5.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
FUND          C        None           1.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
SMALLCAP      A       5.25%            None          2.00%      .81%      .25%        0.77%       1.83%       0.33%***      1.50%
AND MIDCAP    B        None           5.00%          2.00%      .81%     1.00%+++     0.75%       2.56%       0.31%***      2.25%
GROWTH FUND   C        None           1.00%          2.00%      .81%     1.00%+++     0.81%       2.62%       0.37%***      2.25%
----------------------------------------------------------------------------------------------------------------------------------
HEALTH        A       5.25%            None          2.00%      .81%      .25%        0.29%       1.35%        N/A           N/A
SCIENCES      B        None           5.00%          2.00%      .81%     1.00%+++     0.29%       2.10%        N/A           N/A
FUND          C        None           1.00%          2.00%      .81%     1.00%+++     0.31%       2.12%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
CORE          A       4.75%            None          2.00%     .335%      .25%        3.18%       3.76%       2.76%+        1.00%
FIXED-INCOME  B        None           5.00%          2.00%     .335%     1.00%        3.45%       4.78%       3.03%+        1.75%
FUND          C        None           1.00%          2.00%     .335%     1.00%        3.51%       4.84%       3.09%+        1.75%
----------------------------------------------------------------------------------------------------------------------------------
BALANCED      A       5.25%            None          2.00%      .71%      .25%        0.36%       1.32%       0.09%++       1.23%
FUND          B        None           5.00%          2.00%      .71%     1.00%+++     0.36%       2.07%       0.09%++       1.98%
              C        None           1.00%          2.00%      .71%     1.00%+++     0.36%       2.07%       0.09%++       1.98%
----------------------------------------------------------------------------------------------------------------------------------
MONEY                  None            None           None      .46%      None        0.44%       0.90%        N/A           N/A
MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

  * The Funds, other than Money Market Fund, will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

 ** Previously, the Fund's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.

*** The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2008 to the extent necessary to limit the annual operating expenses of Class A, B and C Shares of the Fund to 1.50%, 2.25% and 2.25%, respectively of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

  + The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2008 to the extent necessary to limit the annual operating expenses of Class A, B, and C Shares of the Fund to 1.00%, 1.75% and 1.75%, respectively of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

 ++ Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.09% of its advisory fee.

+++ Class C Shares of the Fund pay a distribution fee of 0.75% for distribution services pursuant to a Rule 12b-1 Plan (discussed below) and a shareholder servicing fee of 0.25% pursuant to a Shareholder Servicing Agreement (discussed below).


EXAMPLES
--------------------------------------------------------------------------------

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES:


--------------------------------------------------------------------------------
                                        1 YEAR    3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

LARGECAP                            A   $  642   $     889   $  1,155   $  1,914
GROWTH                              B   $  699   $     915   $  1,257   $  2,091
FUND                                C   $  299   $     615   $  1,057   $  2,285

MIDCAP                              A   $  644   $     895   $  1,165   $  1,935
GROWTH                              B   $  701   $     921   $  1,268   $  2,113
FUND                                C   $  301   $     621   $  1,068   $  2,306

SMALLCAP                            A   $  657   $     936   $  1,236   $  2,085
GROWTH                              B   $  717   $     970   $  1,349   $  2,277
FUND                                C   $  315   $     664   $  1,139   $  2,452

CAPITAL                             A   $  659   $     942   $  1,246   $  2,106
APPRECIATION                        B   $  717   $     970   $  1,349   $  2,282
FUND                                C   $  317   $     670   $  1,149   $  2,472

SMALLCAP                            A   $  670   $   1,040   $  1,434   $  2,535
AND                                 B   $  728   $   1,067   $  1,533   $  2,693
MIDCAP GROWTH                       C   $  328   $     779   $  1,357   $  2,927
FUND*

HEALTH                              A   $  655   $     930   $  1,226   $  2,064
SCIENCES                            B   $  713   $     958   $  1,329   $  2,240
FUND                                C   $  316   $     664   $  1,139   $  2,452

CORE                                A   $  622   $   1,372        N/A        N/A
FIXED-INCOME                        B   $  678   $   1,497        N/A        N/A
FUND*                               C   $  278   $   1,179        N/A        N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED                               A   $ 644   $     895   $ 1,165   $ 1,990
FUND*                                  B   $ 701   $     921   $ 1,268   $ 2,167
                                       C   $ 301   $     621   $ 1,068   $ 2,360

MONEY                                      $  92   $     287   $   498   $ 1,108
MARKET FUND

* Absent fee waivers and reimbursements, expenses with redemption would be as follows:

SMALLCAP                               A   $ 701   $   1,070   $ 1,463   $ 2,560
AND MIDCAP                             B   $ 759   $   1,096   $ 1,560   $ 2,717
GROWTH                                 C   $ 365   $     814   $ 1,390   $ 2,954
FUND

CORE                                   A   $ 883   $   1,614       N/A       N/A
FIXED-INCOME                           B   $ 979   $   1,739       N/A       N/A
FUND                                   C   $ 584   $   1,455       N/A       N/A

BALANCED                               A   $ 652   $     921   $ 1,210   $ 2,032
FUND                                   B   $ 710   $     949   $ 1,314   $ 2,208
                                       C   $ 310   $     649   $ 1,114   $ 2,400
--------------------------------------------------------------------------------


YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:


--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

LARGECAP                             A   $  642   $     889   $ 1,155   $  1,914
GROWTH                               B   $  199   $     615   $ 1,057   $  2,091
FUND                                 C   $  199   $     615   $ 1,057   $  2,285

MIDCAP                               A   $  644   $     895   $ 1,165   $  1,935
GROWTH                               B   $  201   $     621   $ 1,068   $  2,113
FUND                                 C   $  201   $     621   $ 1,068   $  2,306

SMALLCAP                             A   $  657   $     936   $ 1,236   $  2,085
GROWTH                               B   $  217   $     670   $ 1,149   $  2,277
FUND                                 C   $  215   $     664   $ 1,139   $  2,452

CAPITAL                              A   $  659   $     942   $ 1,246   $  2,106
APPRECIATION                         B   $  217   $     670   $ 1,149   $  2,282
FUND                                 C   $  217   $     670   $ 1,149   $  2,472

SMALLCAP                             A   $  670   $   1,040   $ 1,434   $  2,535
AND MIDCAP                           B   $  228   $     767   $ 1,333   $  2,693
GROWTH                               C   $  228   $     779   $ 1,357   $  2,927
FUND*

HEALTH                               A   $  655   $     930   $ 1,226   $  2,064
SCIENCES                             B   $  213   $     658   $ 1,129   $  2,240
FUND                                 C   $  215   $     664   $ 1,139   $  2,452

CORE                                 A   $  622   $   1,372       N/A        N/A
FIXED-INCOME                         B   $  178   $   1,167       N/A        N/A
FUND*                                C   $  178   $   1,179       N/A        N/A

BALANCED                             A   $  644   $     895   $ 1,165   $  1,990
FUND*                                B   $  201   $     621   $ 1,068   $  2,167
                                     C   $  201   $     621   $ 1,068   $  2,360

MONEY                                    $   92   $     287   $   498   $  1,108
MARKET FUND
--------------------------------------------------------------------------------

* Absent fee waivers and reimbursements, expenses without redemption would be as follows:

--------------------------------------------------------------------------------
SMALLCAP                               A   $ 701   $   1,070   $ 1,463   $ 2,560
AND MIDCAP                             B   $ 259   $     796   $ 1,360   $ 2,717
GROWTH                                 C   $ 265   $     814   $ 1,390   $ 2,954
FUND

CORE                                   A   $ 883   $   1,614       N/A       N/A
FIXED-INCOME                           B   $ 479   $   1,439       N/A       N/A
FUND                                   C   $ 484   $   1,455       N/A       N/A

BALANCED                               A   $ 652   $     921   $ 1,210   $ 2,032
FUND                                   B   $ 210   $     649   $ 1,114   $ 2,208
                                       C   $ 210   $     649   $ 1,114   $ 2,400
--------------------------------------------------------------------------------

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is included in a Fund's 12b-1 fee, where applicable, which varies by class. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

--------------------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

o     You invest $10,000 in the Fund and hold it for the entire 10-year period;

o     Your investment has a 5% return before expenses each year; and

o     The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.46%     2.27%     6.15%    10.17%    14.35%    18.68%    23.18%    27.85%    32.70%    37.72%
End Investment Balance            $ 9,834   $10,207   $10,594   $10,995   $11,412   $11,844   $12,293   $12,759   $13,243   $13,745
Annual Expense                    $   642   $   121   $   126   $   131   $   136   $   141   $   146   $   152   $   157   $   163

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.21%     1.21%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.04%     6.17%     9.40%    12.73%    16.15%    19.68%    23.32%    27.07%    31.89%    36.89%
End Investment Balance            $10,304   $10,617   $10,940   $11,273   $11,615   $11,968   $12,332   $12,707   $13,189   $13,689
Annual Expense                    $   199   $   205   $   211   $   218   $   224   $   231   $   238   $   245   $   157   $   163

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.04%     6.17%     9.40%    12.73%    16.15%    19.68%    23.32%    27.07%    30.93%    34.91%
End Investment Balance            $10,304   $10,617   $10,940   $11,273   $11,615   $11,968   $12,332   $12,707   $13,093   $13,491
Annual Expense                    $   199   $   205   $   211   $   218   $   224   $   231   $   238   $   245   $   253   $   261

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.48%     2.23%     6.09%    10.09%    14.24%    18.55%    23.01%    27.65%    32.46%    37.46%
End Investment Balance            $ 9,832   $10,203   $10,588   $10,987   $11,401   $11,831   $12,277   $12,740   $13,220   $13,718
Annual Expense                    $   644   $   123   $   128   $   133   $   138   $   143   $   148   $   154   $   160   $   166

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    31.66%    36.62%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,166   $13,662
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   159   $   165

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    30.71%    34.65%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,071   $13,465
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   255   $   263

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.62%     1.95%     5.65%     9.49%    13.46%    17.58%    21.85%    26.27%    30.86%    35.61%
End Investment Balance            $ 9,819   $10,175   $10,545   $10,928   $11,324   $11,735   $12,161   $12,603   $13,060   $13,534
Annual Expense                    $   657   $   137   $   142   $   147   $   152   $   158   $   164   $   170   $   176   $   182

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     1.37%     1.37%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    29.85%    34.57%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,985   $13,457
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   175   $   181

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.88%     5.84%     8.89%    12.03%    15.25%    18.57%    21.99%    25.50%    29.12%    32.83%
End Investment Balance            $10,288   $10,584   $10,889   $11,203   $11,525   $11,857   $12,199   $12,550   $12,912   $13,283
Annual Expense                    $   215   $   221   $   228   $   234   $   241   $   248   $   255   $   262   $   270   $   278
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.64%     1.91%     5.59%     9.40%    13.35%    17.44%    21.68%    26.08%    30.63%    35.34%
End Investment Balance            $ 9,817   $10,171   $10,539   $10,919   $11,313   $11,722   $12,145   $12,583   $13,037   $13,508
Annual Expense                    $   659   $   139   $   144   $   149   $   155   $   160   $   166   $   172   $   178   $   184

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     1.39%     1.39%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    29.83%    34.51%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,983   $13,451
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   177   $   184

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    28.89%    32.58%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,889   $13,258
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   272   $   280

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.50%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.75%     1.36%     4.58%     7.89%    11.31%    14.84%    18.48%    22.24%    26.11%    30.11%
End Investment Balance            $ 9,807   $10,117   $10,438   $10,769   $11,110   $11,463   $11,826   $12,201   $12,588   $12,987
Annual Expense                    $   670   $   182   $   188   $   194   $   200   $   207   $   213   $   220   $   227   $   234

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.25%     2.56%     2.56%     2.56%     2.56%     2.56%     2.56%     2.56%     1.83%     1.83%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.75%     5.26%     7.83%    10.46%    13.15%    15.91%    18.74%    21.64%    25.49%    29.47%
End Investment Balance            $10,275   $10,526   $10,783   $11,046   $11,315   $11,591   $11,874   $12,164   $12,549   $12,947
Annual Expense                    $   228   $   266   $   273   $   279   $   286   $   293   $   300   $   308   $   226   $   233

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.25%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.75%     5.20%     7.70%    10.26%    12.89%    15.57%    18.32%    21.14%    24.02%    26.97%
End Investment Balance            $10,275   $10,520   $10,770   $11,026   $11,289   $11,557   $11,832   $12,114   $12,402   $12,697
Annual Expense                    $   228   $   272   $   279   $   286   $   292   $   299   $   306   $   314   $   321   $   329

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.60%     1.99%     5.71%     9.57%    13.57%    17.72%    22.01%    26.47%    31.08%    35.87%
End Investment Balance            $ 9,821   $10,179   $10,551   $10,936   $11,335   $11,749   $12,178   $12,622   $13,083   $13,560
Annual Expense                    $   655   $   135   $   140   $   145   $   150   $   156   $   162   $   167   $   174   $   180

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     1.35%     1.35%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    42.25%    55.13%    62.89%
Cumulative Net Return                2.90%     5.88%     8.95%    12.11%    15.37%    18.71%    22.15%    25.70%    30.28%    35.04%
End Investment Balance            $10,290   $10,588   $10,895   $11,211   $11,537   $11,871   $12,215   $12,570   $13,028   $13,504
Annual Expense                    $   213   $   219   $   226   $   232   $   239   $   246   $   253   $   260   $   173   $   179
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.88%     5.84%     8.89%    12.03%    15.25%    18.57%    21.99%    25.50%    29.12%    32.83%
End Investment Balance            $10,288   $10,584   $10,889   $11,203   $11,525   $11,857   $12,199   $12,550   $12,912   $13,283
Annual Expense                    $   215   $   221   $   228   $   234   $   241   $   248   $   255   $   262   $   270   $   278

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.00%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -0.75%     0.48%     1.73%     2.99%     4.27%     5.56%     6.87%     8.19%     9.53%    10.89%
End Investment Balance            $ 9,906   $10,029   $10,153   $10,279   $10,407   $10,536   $10,666   $10,798   $10,932   $11,068
Annual Expense                    $   572   $   375   $   379   $   384   $   389   $   394   $   399   $   404   $   409   $   414

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.75%     4.78%     4.78%     4.78%     4.78%     4.78%     4.78%     4.78%     3.76%     3.76%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.25%     3.48%     3.70%     3.93%     4.16%     4.39%     4.62%     4.85%     6.15%     7.47%
End Investment Balance            $10,325   $10,348   $10,370   $10,393   $10,416   $10,439   $10,462   $10,485   $10,615   $10,747
Annual Expense                    $   178   $   494   $   495   $   496   $   497   $   498   $   500   $   501   $   397   $   402

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.75%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.25%     3.42%     3.58%     3.75%     3.91%     4.08%     4.25%     4.41%     4.58%     4.75%
End Investment Balance            $10,325   $10,342   $10,358   $10,375   $10,391   $10,408   $10,425   $10,441   $10,458   $10,475
Annual Expense                    $   178   $   500   $   501   $   502   $   503   $   503   $   504   $   505   $   506   $   507

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.48%     2.23%     6.09%    10.09%    14.24%    18.55%    23.01%    27.65%    32.46%    37.46%
End Investment Balance            $ 9,832   $10,203   $10,588   $10,987   $11,401   $11,831   $12,277   $12,740   $13,220   $13,718
Annual Expense                    $   644   $   123   $   128   $   133   $   138   $   143   $   148   $   154   $   160   $   166

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    31.66%    36.62%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,166   $13,662
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   159   $   165

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    30.71%    34.65%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,071   $13,465
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   255   $   263

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET                       YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                4.10%     8.37%    12.81%    17.44%    22.25%    27.26%    32.48%    37.91%    43.57%    49.45%
End Investment Balance            $10,410   $10,837   $11,281   $11,744   $12,225   $12,726   $13,248   $13,791   $14,357   $14,945
Annual Expense                    $    92   $    96   $   100   $   104   $   108   $   112   $   117   $   122   $   127   $   132
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

SECURITIES RATINGS
--------------------------------------------------------------------------------


Fixed-income securities rated below "investment grade" -- a term that refers to the top four rating categories by an NRSRO -- are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Fund and Core Fixed-Income Fund may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the SAI for a fuller discussion of the rating categories.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a fund that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

OPTIONS
--------------------------------------------------------------------------------

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS
--------------------------------------------------------------------------------


In times of adverse or unstable market, economic or political conditions, each Fund other than Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.


Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION
--------------------------------------------------------------------------------

MANAGER
--------------------------------------------------------------------------------

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/06) approximately $7.5 billion in mutual fund assets as well as $1.9 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving each advisory contract is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2006. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Money Market Fund--.46%; SmallCap Growth, Capital Appreciation, Health Sciences and SmallCap and MidCap Growth Funds--.81%; MidCap Growth Fund--.76%; LargeCap Growth and Balanced Funds--.71%; Core Fixed-Income Fund--.335%.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND                          PORTFOLIO MANAGER(s)            SINCE
--------------------------------------------------------------------------------

LargeCap Growth Fund          Dan C. Chung                    September 2001
                              Andrew Silverberg               January 2007

MidCap Growth Fund            Dan C. Chung                    September 2001
                              Andrew Silverberg, Assistant    September 2003
                                Portfolio Manager

SmallCap Growth Fund          Jill Greenwald                  November 2001

Capital Appreciation Fund     Patrick Kelly                   October 2005

SmallCap and MidCap           Dan C. Chung and                Inception (5/8/02)
Growth Fund                   Jill Greenwald                  Inception (5/8/02)

Health Sciences Fund          Dan C. Chung                    October 2005
                              Rosanne Ott,                    October 2005
                              Joanne Sayers,                  October 2005
                              and Eric Shen                   May 2006

Core Fixed-Income Fund        John A. Curry                   Inception (3/1/06)

Balanced Fund                 Kevin Collins,                  September 2003
                              John A. Curry, and              December 2004
                              Andrew Silverberg               January 2007

Money Market Fund             John A. Curry                   December 2004
--------------------------------------------------------------------------------

Dan C. Chung, CFA, Jill Greenwald, CFA, Patrick Kelly, CFA, Kevin Collins, CFA, John A. Curry, Rosanne Ott, Joanne Sayers, Eric Shen and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.

o Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Investment Officer and President.

o Ms. Greenwald has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001.

o Mr. Kelly has been employed by the Manager since 1999 and currently serves as Senior Vice President and portfolio manager.

o Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

o Mr. Curry has been employed by the Manager as a Vice President and portfolio manager since December 2004. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004, prior to which he was a portfolio manager for Whitehall Asset Management's fixed-income institutional and retail assets from March 1999 to March 2003.

o Ms. Ott has been employed by the Manager since 2001 and currently serves as Vice President and Senior Analyst.

o Ms. Sayers has been employed by the Manager as Vice President and Senior Analyst since 2003. Prior thereto, she was a Research Associate at Lehman Brothers from June 2000.

o Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

o Mr. Shen has been employed by the Manager since May 2006 as a Vice President and Senior Analyst. Prior to joining the Manager, he was a Senior Analyst at Robertson Stephens and a portfolio manager at Dresdner RCM from December 2001 to January 2005. Mr. Shen was self-employed from January 2005 to September 2005 and provided consulting advice to Origin Capital from September 2005 to March 2006.

ADMINISTRATOR
--------------------------------------------------------------------------------

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.04% based on a percentage of the Fund's average daily net assets.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC"), approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. The Manager has advised the Funds that the settlement payment is not expected to adversely affect the operations of the Manager, the Distributor or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by the Manager and, depending on the specific offense alleged, by the Distributor and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the 1940 Act and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above,
(i) violations, by the Manager, the Distributor, their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as
amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the 1940 Act (as to which the court deferred ruling with respect to the Alger Mutual Fund trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings were entered. On March 31, 2006, attorneys for the class action plaintiffs informed the district court that they had decided not to file amended complaints with respect to the plaintiffs' state law claims. Answers to the Class Action Complaint were filed by the Alger defendants on April 24, 2006.

In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of the Manager and/or the Distributor, and claims under Section 36(b) of the 1940 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


DISTRIBUTOR
--------------------------------------------------------------------------------


Fred Alger & Company, Incorporated
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311


TRANSFER AGENT
--------------------------------------------------------------------------------

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

NET ASSET VALUE
--------------------------------------------------------------------------------


The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Money Market Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations, or where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are normally valued on the basis of amortized cost.


In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

--------------------------------------------------------------------------------
NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS COMPUTED BY ADDING TOGETHER THE VALUE ALLOCABLE TO THE CLASS OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING APPLICABLE LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------


Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. You can purchase or redeem shares on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Funds.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


All Funds other than Money Market Fund and Core Fixed-Income Fund declare and pay dividends and distributions annually. These Funds, other than Balanced Fund, expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you will be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund. Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Core Fixed-Income Fund, which are expected to con-sist of net investment income and capital gains, will be declared and paid monthly. Payments by Balanced Fund, which are expected to consist of net investment income and capital gains, will be declared and paid annually.


Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

CLASSES OF FUND SHARES
--------------------------------------------------------------------------------


Each of SmallCap and MidCap Growth Fund, Health Sciences Fund, Core Fixed-Income Fund and Balanced Fund offer three classes of shares (Class A, B and C shares). Each of SmallCap Growth Fund, MidCap Growth Fund, LargeCap Growth Fund and Capital Appreciation Fund is comprised of five classes of shares (Class A, B, C, I and R shares). Class A, B and C shares are offered in this prospectus. Class I and R shares will be offered only to institutional investors in a separate prospectus. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund are not subject to a sales charge. The differences among the classes offered in this prospectus are described in the following charts:

SALES CHARGES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A SHARES (ALL FUNDS EXCEPT CORE FIXED-INCOME FUND)
--------------------------------------------------------------------------------

 When you buy Class A Shares, you may pay the following sales charge:

                               SALES CHARGE    SALES CHARGE         DEALER
                                 AS A % OF     AS A % OF NET   ALLOWANCE AS A %
PURCHASE AMOUNT               OFFERING PRICE    ASSET VALUE    OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $25,000                  5.25%           5.54%             5.00%
--------------------------------------------------------------------------------
$25,000 - $49,999                  4.50%           4.71%             4.25%
--------------------------------------------------------------------------------
$50,000 - $99,999                  4.00%           4.17%             3.75%
--------------------------------------------------------------------------------
$100,000 - $249,999                3.50%           3.63%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                2.50%           2.56%             2.25%
--------------------------------------------------------------------------------
$500,000 - $749,999                2.00%           2.04%             1.75%
--------------------------------------------------------------------------------
$750,000 - $999,999                1.50%           1.52%             1.25%
--------------------------------------------------------------------------------
$1,000,000 and over                    *               *             1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Core Fixed-Income Fund  Class A Sales Charge:

                               SALES CHARGE    SALES CHARGE         DEALER
                                 AS A % OF     AS A % OF NET   ALLOWANCE AS A %
PURCHASE AMOUNT               OFFERING PRICE    ASSET VALUE    OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $25,000                  4.75%           4.99%             4.50%
--------------------------------------------------------------------------------
$25,000 - $49,999                  4.50%           4.71%             4.25%
--------------------------------------------------------------------------------
$50,000 - $99,999                  4.00%           4.17%             3.75%
--------------------------------------------------------------------------------
$100,000 - $249,999                3.50%           3.63%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                2.50%           2.56%             2.25%
--------------------------------------------------------------------------------
$500,000 - $749,999                2.00%           2.04%             1.75%
--------------------------------------------------------------------------------
$750,000 - $999,999                1.50%           1.52%             1.25%
--------------------------------------------------------------------------------
$1,000,000 and over                    *               *             1.00%
--------------------------------------------------------------------------------

* Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Funds and The China-U.S. Growth Fund offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

--------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICES (12b-1) FEES

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

MAXIMUM INVESTMENT AMOUNT:
No maximum investment limit.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNT:

See table on page 35.

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------

There is no sales charge when you buy Class B shares.

When you redeem Class B Shares, you may pay the following CDSC:

                                                   CONTINGENT DEFERRED
                                                       SALES CHARGE
YEARS SHARES WERE HELD                                    (CDSC)
--------------------------------------------------------------------------------
Less than one                                                5%
--------------------------------------------------------------------------------
One but less than two                                        4%
--------------------------------------------------------------------------------
Two but less than three                                      3%
--------------------------------------------------------------------------------
Three but less than four                                     2%
--------------------------------------------------------------------------------
Four but less than five                                      2%
--------------------------------------------------------------------------------
Five but less than six                                       1%
--------------------------------------------------------------------------------
Six or more                                                  0%

--------------------------------------------------------------------------------
DISTRIBUTION AND /OR SERVICES (12b-1) FEES

After eight years, your Class B shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT $49,999

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------

There is no sales charge when you buy Class C Shares.

When you redeem Class C Shares, you may pay the following CDSC:

                                                   CONTINGENT DEFERRED
YEARS SHARES WERE HELD                             SALES CHARGE (CDSC)
--------------------------------------------------------------------------------
Less than one                                                1%
--------------------------------------------------------------------------------
One or more                                                  0%
--------------------------------------------------------------------------------

DISTRIBUTION AND/OR SERVICES (12b-1) FEES

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the Statement of Additional Information.

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. Class C shares of Health Sciences Fund and Balanced Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act to pay a 0.75% distribution fee out of their assets on an ongoing basis for the sale and distribution of their shares. Class C shares of these Funds pay a 0.25% shareholder servicing fee to the Distributor for the provision of shareholder services pursuant to a separate Shareholder Servicing Agreement. Money Market Fund is not subject to either distribution or shareholder servicing fees.

These fees will increase the cost of your investment in Class B or Class C shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT $999,999

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNT


--------------------------------------------------------------------------------
MINIMUM INVESTMENTS: THE FOLLOWING MINIMUMS APPLY TO AN ACCOUNT IN ANY FUND, WHETHER INVESTED IN CLASS A, CLASS B OR CLASS C SHARES.

--------------------------------------------------------------------------------


                                                           INITIAL    SUBSEQUENT
                                                         INVESTMENT   INVESTMENT
--------------------------------------------------------------------------------
Regular account                                           $ 1,000      $   50
--------------------------------------------------------------------------------
Traditional IRA                                               500          50
--------------------------------------------------------------------------------
Roth IRA                                                      500          50
--------------------------------------------------------------------------------
Coverdell ESA                                                 500          50
--------------------------------------------------------------------------------
SIMPLE IRA                                                    500          50
--------------------------------------------------------------------------------
Keogh                                                         500          50
--------------------------------------------------------------------------------
401(k)                                                        500          50
--------------------------------------------------------------------------------
403(b)                                                        500          50
--------------------------------------------------------------------------------
Automatic Investment                                          500          50
--------------------------------------------------------------------------------
Asset-based Fee Program Accounts                              250          50
--------------------------------------------------------------------------------
Minimums may be waived in certain circumstances.


WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------


No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and
(iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, each on behalf of their clients, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; and (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70 1/2); (ii) required distributions from an IRA following the attainment of age 70 1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age
70 1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.


Under the REINVESTMENT PRIVILEGE, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

REDUCED SALES CHARGES
--------------------------------------------------------------------------------


In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in CLASS A SHARES may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Fund's website, WWW.ALGER.COM. Shares of Money Market Fund are offered without a sales charge.


When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a BREAKPOINT, you are entitled to pay a reduced front-end sales charge. For example, a purchase of $24,500 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.


A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A LETTER OF INTENT ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds and The China-U.S. Growth Fund offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of RIGHTS OF ACCUMULATION ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds and The China-U.S. Growth Fund offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


--------------------------------------------------------------------------------
INVESTMENT INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:
--------------------------------------------------------------------------------


BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          P.O. Box 8480
          Boston, MA 02266-8480


Overnight mail is to be sent to the Fund's transfer agent at the following address:


          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          30 Dan Road
          Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.


CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.


ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:
--------------------------------------------------------------------------------

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:


          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          P.O. Box 8480
          Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.


*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.


*     Not available for Retirement Plans


ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

TO EXCHANGE SHARES OF THE FUNDS:
--------------------------------------------------------------------------------

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for shares of another Fund, or The China-U.S. Growth Fund, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, Class C, Class N (corresponding to Class N shares that were purchased in The Spectra Funds). Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation -- either Class A, Class B or Class C -- to those shares SOLELY FOR OPERATIONAL REASONS for purposes of tracking exchanges.


The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).


TO REDEEM SHARES OF THE FUNDS:
--------------------------------------------------------------------------------


BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc.,
Attn: The Alger Funds which includes:

o     account number

o     Fund name (and class, if applicable)

o     number of shares or dollar amount of redemption

o     where to send the proceeds

o     signature(s) of registered owner(s)

o     a signature guarantee is required if


            o     your redemption is for more than $25,000; or


            o you want the check sent to a different address than the one we have on file; or

            o you want the check to be made payable to someone other than the registered owners we have on file; or


            o     you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TELEREDEMPTION (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.


*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.


ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Funds Representative call (800) 992-3863


Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE IS A GUARANTEE BY A FINANCIAL INSTITUTION THAT YOUR SIGNATURE IS AUTHENTIC. THE FINANCIAL INSTITUTION ACCEPTS LIABILITY FOR ANY FORGERY OR FRAUD IF THE SIGNATURE IT GUARANTEES PROVES TO BE COUNTERFEIT. IT IS AN IDEAL MEANS TO PROTECT INVESTORS AND THEIR ASSETS. A NOTARIZATION BY A NOTARY PUBLIC IS NOT AN ACCEPTABLE SUBSTITUTE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET TIMING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------


Each of the Funds invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time the Funds price their portfolios and determine NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that in certain circumstances active in-and-out trading by Fund share-holders, for whatever reason implemented, may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the portfolios.


The Board of Trustees has determined that a Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.


In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.


The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

The Fund and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee that maintains a master or "omnibus" account with the Fund for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Fund. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Fund assets or 0.50% annually of Fund sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

REDEMPTIONS BY THE FUNDS. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of any Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

HOUSEHOLDING. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER LARGECAP GROWTH FUND                                        CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     10.48   $      9.05   $      8.87   $      7.16   $      9.47
Net investment loss (i)                   (0.02)         0.01         (0.07)        (0.05)        (0.04)
Net realized and
   unrealized gain (loss)
   on investments                          0.67          1.42          0.25          1.76         (2.27)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.65          1.43          0.18          1.71         (2.31)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     11.13   $     10.48   $      9.05   $      8.87   $      7.16
---------------------------------------------------------------------------------------------------------
Total return (ii)                           6.2%         15.8%          2.0%         23.9%        (24.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   157,185   $   157,205   $   166,720   $   168,720   $   130,464
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.21%         1.37%         1.34%         1.44%         1.36%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.14)%        0.05%        (0.72)%       (0.62)%       (0.47)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               322.94%       249.17%       191.13%       215.81%       213.97%
=========================================================================================================


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                         CLASS B
                             ---------------------------------------------------------------------
                                 For the       For the       For the       For the       For the
                              year ended    year ended    year ended    year ended    year ended
                             October 31,   October 31,   October 31,   October 31,   October 31,
                                    2006          2005          2004          2003          2002
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year         $      9.70   $      8.44   $      8.33   $      6.76   $      9.02
Net investment loss (i)      $     (0.09)        (0.07)        (0.13)        (0.10)        (0.10)
Net realized and
   unrealized gain (loss)
   on investments            $      0.61          1.33          0.24          1.67         (2.16)
--------------------------------------------------------------------------------------------------
Total from investment
   operations                $      0.52          1.26          0.11          1.57         (2.26)
--------------------------------------------------------------------------------------------------
Net asset value, end
   of year                   $     10.22   $      9.70   $      8.44   $      8.33   $      6.76
--------------------------------------------------------------------------------------------------
Total return (ii)                    5.4%         14.9%          1.3%         23.2%        (25.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)   $   221,298   $   260,786   $   279,963   $   350,972   $   323,809
--------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets            1.96%         2.12%         2.09%         2.20%         2.11%
--------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets           (0.91)%       (0.72)%       (1.46)%       (1.37)%       (1.21)%
--------------------------------------------------------------------------------------------------
   Portfolio turnover rate        322.94%       249.17%       191.13%       215.81%       213.97%
==================================================================================================

                                                           CLASS C
                             ---------------------------------------------------------------------
                                 For the       For the       For the       For the       For the
                              year ended    year ended    year ended    year ended    year ended
                             October 31,   October 31,   October 31,   October 31,   October 31,
                                    2006          2005          2004          2003          2002
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year         $      9.69   $      8.43    $     8.33   $      6.76   $      9.02
Net investment loss (i)            (0.09)        (0.07)        (0.13)        (0.10)        (0.10)
Net realized and
   unrealized gain (loss)
   on investments                   0.61          1.33          0.23          1.67         (2.16)
--------------------------------------------------------------------------------------------------
Total from investment
   operations                       0.52          1.26          0.10          1.57         (2.26)
--------------------------------------------------------------------------------------------------
Net asset value, end
   of year                   $     10.21   $      9.69   $      8.43   $      8.33   $      6.76
--------------------------------------------------------------------------------------------------
Total return (ii)                    5.4%         15.0%          1.2%         23.2%        (25.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)   $    40,151   $    39,620   $    42,196   $    41,906   $    34,813
--------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets            1.96%         2.12%         2.09%         2.19%         2.11%
--------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets           (0.90)%       (0.72)%       (1.47)%       (1.37)%       (1.22)%
--------------------------------------------------------------------------------------------------
   Portfolio turnover rate        322.94%       249.17%       191.13%       215.81%       213.97%
==================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER MIDCAP GROWTH FUND                                          CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      9.15   $      7.89   $      7.57   $      5.48   $      6.92
Net investment income (loss)(i)           (0.07)        (0.08)        (0.08)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                          0.85          1.34          0.40          2.16         (1.37)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.78          1.26          0.32          2.09         (1.44)
---------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.93   $      9.15   $      7.89   $      7.57   $      5.48
---------------------------------------------------------------------------------------------------------
Total return (ii)                           8.9%         16.0%          4.2%         38.1%        (20.8)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   318,934   $   318,423   $   276,076   $   231,711   $   133,113
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.23%         1.36%         1.34%         1.45%         1.41%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.77)%       (0.96)%       (1.08)%       (1.16)%       (1.05)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%       239.32%       210.18%       238.17%       324.69%
=========================================================================================================



(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                  CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.43    $      7.33   $      7.08   $      5.17   $      6.58
Net investment income (loss)(i)           (0.12)         (0.14)        (0.13)        (0.11)        (0.11)
Net realized and
   unrealized gain (loss)
   on investments                          0.78           1.24          0.38          2.02         (1.30)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.66           1.10          0.25          1.91         (1.41)
----------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)            --            --            --            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)            --            --            --            --
----------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.09    $      8.43   $      7.33   $      7.08   $      5.17
----------------------------------------------------------------------------------------------------------
Total return (ii)                           8.2%          15.0%          3.5%         36.9%        (21.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   212,286    $   260,986   $   276,982   $   326,015   $   247,201
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.98%          2.11%         2.09%         2.20%         2.15%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.52)%        (1.71)%       (1.83)%       (1.92)%       (1.80)%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%        239.32%       210.18%       238.17%       324.69%
==========================================================================================================

                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.41   $      7.31   $      7.06   $      5.16   $      6.56
Net investment income (loss)(i)           (0.12)        (0.14)        (0.13)        (0.11)        (0.11)
Net realized and
   unrealized gain (loss)
   on investments                          0.78          1.24          0.38          2.01         (1.29)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.66          1.10          0.25          1.90         (1.40)
---------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.07   $      8.41   $      7.31   $      7.06   $      5.16
---------------------------------------------------------------------------------------------------------
Total return (ii)                           8.2%         15.1%          3.5%         36.8%        (21.3)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    69,063   $    72,985   $    70,677   $    62,627   $    46,238
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.98%         2.11%         2.09%         2.20%         2.16%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.52)%       (1.71)%       (1.83)%       (1.92)%       (1.80)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%       239.32%       210.18%       238.17%       324.69%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER SMALLCAP GROWTH FUND                                        CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      5.21   $      4.18   $      3.95   $      2.85   $      3.54
Net investment income loss (i)            (0.05)        (0.06)        (0.06)        (0.05)        (0.05)
Net realized and
   unrealized gain (loss)
   on investments                          1.15          1.09          0.29          1.15         (0.64)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.10          1.03          0.23          1.10         (0.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $      6.31   $      5.21   $      4.18   $      3.95   $      2.85
---------------------------------------------------------------------------------------------------------
Total return (ii)                          21.1%         24.6%          5.8%         38.6%        (19.5)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   221,019   $   110,329   $    82,891   $    73,616   $    46,143
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.37%         1.62%         1.69%         1.79%         1.75%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.91)%       (1.19)%       (1.47)%       (1.55)%       (1.52)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                83.72%       104.30%       128.79%       139.28%       132.35%
=========================================================================================================


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                CLASS B
                                 ---------------------------------------------------------------------
                                     For the       For the       For the       For the       For the
                                  year ended    year ended    year ended    year ended    year ended
                                 October 31,   October 31,   October 31,   October 31,   October 31,
                                        2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year             $      4.80   $      3.88   $      3.70   $      2.68   $      3.36
Net investment income loss (i)   $     (0.09)        (0.08)        (0.09)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                $      1.06          1.00          0.27          1.09         (0.61)
------------------------------------------------------------------------------------------------------
Total from investment
   operations                    $      0.97          0.92          0.18          1.02         (0.68)
------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                       $      5.77   $      4.80   $      3.88   $      3.70   $      2.68
------------------------------------------------------------------------------------------------------
Total return (ii)                       20.2%         23.7%          4.9%         38.1%        (20.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)       $    57,928   $    61,499   $    70,304   $    94,241   $    81,758
------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                2.14%         2.36%         2.43%         2.57%         2.49%
------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets               (1.66)%       (1.94)%       (2.21)%       (2.32)%       (2.27)%
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate             83.72%       104.30%       128.79%       139.28%       132.35%
======================================================================================================

                                                               CLASS C
                                 ---------------------------------------------------------------------
                                     For the       For the       For the       For the       For the
                                  year ended    year ended    year ended    year ended    year ended
                                 October 31,   October 31,   October 31,   October 31,   October 31,
                                        2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year             $      4.81   $      3.88   $      3.70   $      2.68   $      3.36
Net investment income loss (i)         (0.09)        (0.09)        (0.09)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                       1.06          1.02          0.27          1.09         (0.61)
------------------------------------------------------------------------------------------------------
Total from investment
   operations                           0.97          0.93          0.18          1.02         (0.68)
------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                       $      5.78   $      4.81   $      3.88   $      3.70   $      2.68
------------------------------------------------------------------------------------------------------
Total return (ii)                       20.2%         24.0%          4.9%         38.1%        (20.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)       $    17,580   $     5,106   $     4,669   $     4,999   $     3,209
------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                2.12%         2.37%         2.44%         2.56%         2.49%
------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets               (1.66)%       (1.95)%       (2.21)%       (2.32)%       (2.27)%
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate             83.72%       104.30%       128.79%       139.28%       132.35%
======================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND                                   CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      9.27   $      7.71   $      7.74   $      6.23   $      8.21
Net investment income (loss)(i)           (0.06)        (0.04)        (0.10)        (0.07)        (0.08)
Net realized and
   unrealized gain (loss)
   on investments                          1.84          1.60          0.07          1.58         (1.90)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.78          1.56         (0.03)         1.51         (1.98)
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     11.05   $      9.27   $      7.71   $      7.74   $      6.23
---------------------------------------------------------------------------------------------------------
Total return (ii)                          19.2%         20.2%         (0.4)%        24.2%        (24.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   152,808   $   128,816   $   121,341   $   112,031   $    97,962
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.39%         1.63%         1.58%         1.70%         1.53%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.57)%       (0.44)%       (1.23)%       (1.06)%       (1.06)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%       144.61%       157.23%       202.81%       174.83%
=========================================================================================================

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.62    $      7.23   $      7.31   $      5.93   $      7.88
Net investment income (loss)(i)           (0.12)         (0.09)        (0.15)        (0.11)        (0.14)
Net realized and
   unrealized gain (loss)
   on investments                          1.70           1.48          0.07          1.49         (1.81)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.58           1.39         (0.08)         1.38         (1.95)
----------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     10.20    $      8.62   $      7.23   $      7.31   $      5.93
----------------------------------------------------------------------------------------------------------
Total return (ii)                          18.3%          19.2%         (1.1)%        23.3%        (24.8)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   179,706    $   192,976   $   228,646   $   324,292   $   342,592
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.14%          2.37%         2.33%         2.45%         2.28%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.31)%        (1.15)%       (1.97)%       (1.82)%       (1.82)%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%        144.61%       157.23%       202.81%       174.83%
==========================================================================================================

                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.61   $      7.22   $      7.31   $      5.93   $      7.87
Net investment income (loss)(i)           (0.12)        (0.09)        (0.10)        (0.11)        (0.14)
Net realized and
   unrealized gain (loss)
   on investments                          1.70          1.48          0.01          1.49         (1.80)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.58          1.39         (0.09)         1.38         (1.94)
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     10.19   $      8.61   $      7.22   $      7.31   $      5.93
---------------------------------------------------------------------------------------------------------
Total return (ii)                          18.4%         19.3%         (1.2)%        23.3%        (24.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    34,933   $    33,643   $    41,595   $    54,273   $    53,936
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.14%         2.37%         2.33%         2.45%         2.28%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.31)%       (1.13)%       (1.98)%       (1.81)%       (1.82)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%       144.61%       157.23%       202.81%       174.83%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP                                             CLASS A
GROWTH FUND                       --------------------------------------------------------------------------------
                                                                                                     From 5/8/02
                                                                                                      (commence-
                                      For the          For the         For the          For the          ment of
                                   year ended       year ended      year ended       year ended   operations) to
                                  October 31,      October 31,     October 31,      October 31,       10/31/2002
                                         2006             2005            2004             2003            (iii)
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     12.23      $     10.46     $      9.97      $      7.65   $        10.00
Net investment income (loss)(i)         (0.14)           (0.13)          (0.13)           (0.09)           (0.01)
Net realized and
   unrealized gain (loss)
   on investments                        2.58             2.71            0.62             2.41            (2.34)
------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.44             2.58            0.49             2.32            (2.35)
------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)           (0.81)             --               --               --
------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.92      $     12.23     $     10.46      $      9.97   $         7.65
------------------------------------------------------------------------------------------------------------------
Total return (ii)                        20.8%            25.7%            4.9%            30.3%           (23.5)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)      $    33,419      $    14,389     $    10,827      $     9,932   $        7,775
------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 1.50%(iv)        1.50%(v)        1.53%(vi)        1.58%            1.89%
------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.02)%          (1.13)%         (1.21)%          (1.06)%          (1.57)%
------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%           80.54%         101.16%           83.67%           34.09%
==================================================================================================================

(i)    AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(ii)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)   AMOUNT HAS BEEN REDUCED BY 0.33% DUE TO EXPENSE REIMBURSEMENTS.

(v)    AMOUNT HAS BEEN REDUCED BY 0.17% DUE TO EXPENSE REIMBURSEMENTS.

(vi)   AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(vii)  AMOUNT HAS BEEN REDUCED BY 0.31% DUE TO EXPENSE REIMBURSEMENTS.

(viii) AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(ix)   AMOUNT HAS BEEN REDUCED BY 0.37% DUE TO EXPENSE REIMBURSEMENTS.

(x)    AMOUNT HAS BEEN REDUCED BY 0.16% DUE TO EXPENSE REIMBURSEMENTS.

                                                                           CLASS B
                                  ------------------------------------------------------------------------------------
                                                                                                         From 5/8/02
                                                                                                          (commence-
                                      For the            For the         For the           For the           ment of
                                   year ended         year ended      year ended        year ended    operations) to
                                  October 31,        October 31,     October 31,       October 31,        10/31/2002
                                         2006               2005            2004              2003             (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     11.92        $     10.27     $      9.87       $      7.63    $        10.00
Net investment income (loss)(i))        (0.23)             (0.20)          (0.20)            (0.16)            (0.09)
Net realized and
   unrealized gain (loss)
   on investments                        2.50               2.66            0.60              2.40             (2.28)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.27               2.46            0.40              2.24             (2.37)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)             (0.81)             --                --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.44        $     11.92     $     10.27       $      9.87    $         7.63
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                        19.8%              25.0%            4.1%             29.4%            (23.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)      $     7,251        $     3,262     $     2,291       $     1,205    $          269
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 2.25%(vii)         2.25%(v)        2.27%(vii)        2.37%             2.64%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.77)%            (1.88)%         (1.95)%           (1.87)%           (2.32)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%             80.54%         101.16%            83.67%            34.09%
======================================================================================================================

                                                                       CLASS C
                                  ----------------------------------------------------------------------------------
                                                                                                       From 5/8/02
                                                                                                        (commence-
                                      For the          For the         For the            For the          ment of
                                   year ended       year ended      year ended         year ended   operations) to
                                  October 31,      October 31,     October 31,        October 31,       10/31/2002
                                         2006             2005            2004               2003            (iii)
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     11.92      $     10.27     $      9.86        $      7.63   $        10.00
Net investment income (loss)(i)         (0.23)           (0.20)          (0.20)             (0.16)           (0.09)
Net realized and
   unrealized gain (loss)
   on investments                        2.51             2.66            0.61               2.39            (2.28)
--------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.28             2.46            0.41               2.23            (2.37)
--------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)           (0.81)             --                 --               --
--------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.45      $     11.92     $     10.27        $      9.86   $         7.63
--------------------------------------------------------------------------------------------------------------------
Total return (ii)                        19.9%            25.0%            4.2%              29.2%           (23.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)       $    11,940      $     1,960     $     1,345        $       969   $          254
--------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 2.25%(ix)        2.25%(x)        2.28%(viii)        2.38%            2.64%
--------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.79)%          (1.88)%         (1.95)%            (1.86)%          (2.32)%
--------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%           80.54%         101.16%             83.67%           34.09%
====================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND                                               CLASS A
                                    ----------------------------------------------------------------------------------
                                                                                                        From 5/1/02
                                                                                                         (commence-
                                        For the           For the         For the          For the          ment of
                                     year ended        year ended      year ended       year ended   operations) to
                                    October 31,       October 31,     October 31,      October 31,       10/31/2002
                                           2006              2005            2004             2003            (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     16.24       $     13.29     $     11.91      $      9.29   $        10.00
Net investment income (loss)(i)           (0.07)            (0.11)          (0.14)           (0.20)           (0.06)
Net realized and
   unrealized gain (loss)
   on investments                          2.35              3.76            1.75             2.82            (0.65)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.28              3.65            1.61             2.62            (0.71)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)            (0.70)          (0.23)              --               --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     18.17       $     16.24     $     13.29      $     11.91   $         9.29
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          14.3%             28.3%           13.7%            28.2%            (7.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $   116,165       $    50,581     $    15,106      $     8,594   $          712
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.35%             1.50%(v)        1.55%(iv)        2.36%            2.15%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.40)%           (0.77)%         (1.04)%          (1.80)%          (1.43)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%           127.78%         202.79%          246.96%          135.82%
======================================================================================================================

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(v)   AMOUNT HAS BEEN REDUCED BY 0.03% DUE TO EXPENSE REIMBURSEMENTS.

(vi)  AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(vii) AMOUNT HAS BEEN REDUCED BY 0.02% DUE TO EXPENSE REIMBURSEMENTS.

(x)   AMOUNT HAS BEEN REDUCED BY 0.04% DUE TO EXPENSE REIMBURSEMENTS.

(ix)  AMOUNT HAS BEEN REDUCED BY 0.01% DUE TO EXPENSE REIMBURSEMENTS.

                                                                         CLASS B
                                    ----------------------------------------------------------------------------------
                                                                                                         From 5/1/02
                                                                                                          (commence-
                                        For the         For the           For the          For the           ment of
                                     year ended      year ended        year ended       year ended    operations) to
                                    October 31,     October 31,       October 31,      October 31,        10/31/2002
                                           2006            2005              2004             2003             (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     15.83     $     13.05       $     11.78      $      9.26    $        10.00
Net investment income (loss)(i)           (0.19)          (0.22)            (0.24)           (0.28)            (0.10)
Net realized and
   unrealized gain (loss)
   on investments                          2.27            3.70              1.74             2.80             (0.64)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.08            3.48              1.50             2.52             (0.74)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)          (0.70)            (0.23)              --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     17.56     $     15.83       $     13.05      $     11.78    $         9.26
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          13.3%           27.5%             12.9%            27.2%             (7.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $    22,995     $    16,244       $     7,939      $     3,620    $          325
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.10%           2.25%(vii)        2.29%(iv)        3.22%             2.91%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.15)%         (1.52)%           (1.78)%          (2.63)%           (2.18)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%         127.78%           202.79%          246.96%           135.82%
======================================================================================================================

                                                                         CLASS C
                                    ----------------------------------------------------------------------------------
                                                                                                         From 5/1/02
                                                                                                          (commence-
                                        For the           For the         For the           For the          ment of
                                     year ended        year ended      year ended        year ended   operations) to
                                    October 31,       October 31,     October 31,       October 31,       10/31/2002
                                           2006              2005            2004              2003            (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     15.82       $     13.05     $     11.78       $      9.26   $        10.00
Net investment income (loss)(i)           (0.19)            (0.22)          (0.24)            (0.29)           (0.10)
Net realized and
   unrealized gain (loss)
   on investments                          2.28              3.69            1.74              2.81            (0.64)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.09              3.47            1.50              2.52            (0.74)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)            (0.70)          (0.23)               --               --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     17.56       $     15.82     $     13.05       $     11.78   $         9.26
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          13.4%             27.4%           12.9%             27.2%            (7.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $    45,947       $    25,251     $     3,740       $     1,357   $          309
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.11%(ix)         2.25%(x)        2.29%(vi)         3.30%            2.90%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.15)%           (1.52)%         (1.78)%           (2.69)%          (2.17)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%           127.78%         202.79%           246.96%          135.82%
======================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER BALANCED FUND                                               CLASS A
                                    -------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     20.29   $     18.58   $     18.29   $     16.02   $     18.67
Net investment income (loss)(i)            0.23          0.22          0.10          0.13          0.27
Net realized and
   unrealized gain (loss)
   on investments                          0.84          1.70          0.36          2.43         (2.48)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.07          1.92          0.46          2.56         (2.21)
---------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.21)        (0.21)        (0.17)        (0.29)        (0.44)
---------------------------------------------------------------------------------------------------------
Total distributions                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     21.15   $     20.29   $     18.58   $     18.29   $     16.02
---------------------------------------------------------------------------------------------------------
Total return (ii)                           5.3%         10.4%          2.5%         16.3%        (12.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    43,224   $    53,415   $    68,646   $    79,387   $    78,167
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.32%         1.31%         1.26%         1.31%         1.28%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   1.15%         1.15%         0.52%         0.80%         1.53%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%       218.75%       167.72%       174.97%       203.96%
=========================================================================================================



(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                   CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     19.81    $     18.13   $     17.86   $     15.62   $     18.17
Net investment income (loss)(i)            0.08           0.08         (0.04)         0.01          0.14
Net realized and
   unrealized gain (loss)
   on investments                          0.82           1.65          0.34          2.39         (0.44)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.90           1.73          0.30          2.40         (2.30)
----------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.05)         (0.05)        (0.03)        (0.16)        (0.25)
----------------------------------------------------------------------------------------------------------
Total distributions                          --             --            --            --            --
----------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     20.66    $     19.81   $     18.13   $     17.86   $     15.62
----------------------------------------------------------------------------------------------------------
Total return (ii)                           4.5%           9.6%          1.7%         15.5%        (12.9)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    67,170    $    86,647   $   114,387   $   143,765   $   137.070
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.07%          2.06%         2.01%         2.06%         2.03%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   0.40%          0.41%        (0.23)%        0.05%         0.78%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%        218.75%       167.72%       174.97%       203.96%
==========================================================================================================


                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     19.90   $     18.21   $     17.93   $     15.68   $     18.24
Net investment income (loss)(i)            0.08          0.08         (0.04)         0.01          0.14
Net realized and
   unrealized gain (loss)
   on investments                          0.82          1.66          0.35          2.39         (2.45)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.90          1.74          0.31          2.40         (2.31)
---------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.05)        (0.05)        (0.03)        (0.15)        (0.25)
---------------------------------------------------------------------------------------------------------
Total distributions                       (0.05)        (0.05)        (0.03)        (0.15)        (0.25)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     20.75   $     19.90   $     18.21   $     17.93   $     15.68
---------------------------------------------------------------------------------------------------------
Total return (ii)                           4.5%          9.5%          1.7%         15.4%        (12.9)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    22,357   $    25,421   $    34,840   $    44,801   $    45,516
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.07%         2.06%         2.01%         2.06%         2.03%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   0.41%         0.42%        (0.23)%        0.05%         0.78%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%       218.75%       167.72%       174.97%       203.96%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER CORE FIXED-INCOME FUND           CLASS A            CLASS B            CLASS C
                                  ----------------   ----------------   ----------------
                                       From 3/1/06        From 3/1/06        From 3/1/06
                                  (commencement of   (commencement of   (commencement of
                                    operations) to     operations) to     operations) to
                                    10/31/06 (iii)     10/31/06 (iii)     10/31/06 (iii)
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period               $  10.00            $  10.00          $  10.00
Net investment income (loss)(i)          0.29                0.23              0.21
Net realized and
   unrealized gain (loss)
   on investments                       (0.03)              (0.02)             0.01
----------------------------------------------------------------------------------------
Total from investment
   operations                            0.26                0.21              0.22
----------------------------------------------------------------------------------------
Dividends from net
   investment income                    (0.30)              (0.26)            (0.26)
----------------------------------------------------------------------------------------
Net asset value,
   end of period                     $   9.96            $   9.95          $   9.96
----------------------------------------------------------------------------------------
Total return (ii)                         2.6%                2.1%              2.1%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)         $  2,916            $    315          $    424
----------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 1.00%(iv)           1.75%(v)          1.75%(vi)
----------------------------------------------------------------------------------------
   Ratio of net investment
      income to
      average net assets                 4.22%               3.68%             3.71%
----------------------------------------------------------------------------------------
Portfolio turnover rate                171.22%             171.22%           171.22%
----------------------------------------------------------------------------------------

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 2.76% DUE TO EXPENSE REIMBURSEMENTS.

(v)   AMOUNT HAS BEEN REDUCED BY 3.03% DUE TO EXPENSE REIMBURSEMENT.

(vi)  AMOUNT HAS BEEN REDUCED BY 3.09% DUE TO EXPENSE REIMBURSEMENT.

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER MONEY MARKET FUND
                                      For the       For the      For the       For the       For the
                                   year ended    year ended   year ended    year ended    year ended
                                  October 31,   October 31,  October 31,   October 31,   October 31,
                                         2006          2005         2004          2003          2002
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year              $      1.00   $      1.00   $     1.00   $      1.00   $      1.00
Net investment income (loss)(i)        0.0374        0.0188       0.0039        0.0033        0.0097
-----------------------------------------------------------------------------------------------------
Dividends from net
   investment income                  (0.0374)      (0.0188)     (0.0039)      (0.0033)      (0.0097)
-----------------------------------------------------------------------------------------------------
Net asset value,
   end of year                    $      1.00   $      1.00   $     1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------
Total return (ii)                         3.8%          1.9%         0.4%          0.3%          1.0%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)        $    55,068   $    61,570   $   80,528   $   115,935   $   330,213
-----------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 0.90%         0.90%        0.77%         0.82%         0.79%
-----------------------------------------------------------------------------------------------------
   Ratio of net investment
      income to
      average net assets                 3.78%         1.84%        0.37%         0.34 %        0.99%
-----------------------------------------------------------------------------------------------------


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

NOTES

NOTES

--------------------------------------------------------------------------------
FOR FUND INFORMATION:
--------------------------------------------------------------------------------


BY TELEPHONE:   (800) 992-3863


BY MAIL:        Boston Financial Data Services, Inc.
                Attn: The Alger Funds
                P.O. Box 8480
                Boston, MA 02266-8480

BY INTERNET:    Text versions of Fund documents can be downloaded
                from the following sources:


             o  THE FUNDS: http://www.alger.com
             o  SEC (EDGAR data base): http://www.sec.gov


STATEMENT OF ADDITIONAL INFORMATION


For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://WWW.ALGER.COM or by writing to the address above. The Statement of Additional Information is on file with the SEC.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Funds' website at http://WWW.ALGER.COM or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to PUBLICINFO@SEC.GOV or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.


QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://WWW.ALGER.COM or on the SEC's website at http://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at WWW.ICSDELIVERY.COM/ALGER.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


The Alger Funds
SEC File #811-1355